Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 2,701	$ 35,960	$ (11,300)
Reclassification adjustment for gains on securities available for sale included in net income, tax effects	(13,456)	(6,050)	(11,623)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 364	$ 342	$ 2,946